COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Rent expense	$ 8,774	$ 29,577	$ 46,254
2013		45,443
2014		91,738
2015		54,416
2016
2017
Total future minimum payments		191,957
Monthly consultant fee		$ 15,000